Company financial information - Additional information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)		Dec. 31, 2018 USD ($)	Jan. 02, 2018 USD ($)	[4]	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($) [3]
IFRS profit/(loss) reconciliation:
Profit/(loss) for the year	$ (263)	€ (226)	$ (263)	€ 31	$ 41	[1],[2]	€ (155)	$ (172)	[1],[2]
IFRS equity reconciliation:
IFRS equity		(2,830)		(2,529)			(2,990)			$ (3,124)			$ (3,043)	[3]	$ (3,153)	[3]	$ (2,585)
IFRS equity | $										(3,240)	$ (3,127)		(3,142)	[3]	(3,150)	[3]	$ (2,582)
ARD Finance S.A.
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year		27		72			253
IFRS equity reconciliation:
IFRS equity		81		54
Reportable Legal Entities | ARD Finance S.A.
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year		27	32	72	81		253	280
IFRS equity reconciliation:
IFRS equity		81		54			(15)
IFRS equity | $										$ 93			$ 65		$ (16)
Consolidation Adjustments
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost		(253)	(295)	(41)	(40)		(408)	(452)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost		€ (2,911)	$ (3,333)	€ (2,583)	$ (3,207)		€ (2,975)	$ (3,134)

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[3]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[4]	Retained earnings at January 1, 2018 have been re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve has been re-presented by $16 million, and a cost of hedging reserve has been re-presented to $18 million. Please refer to Note 2 for further details in respect of the impact of these recently adopted accounting standards